Income taxes - Schedule of Loss before Provision for Income Taxes, Domestic and Foreign (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
United States	$ (261,852)	$ (148,332)
Foreign	(32,293)	(101,661)
Loss before income taxes	$ (294,145)	$ (249,993)